EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 5,419	$ 5,419
Share Price	$ 0.20	$ 0.20
Payments Of Dividends	$ 9,851	$ 9,851	$ 9,786	$ 7,186
Stock Issued During Period, Shares, Restricted Stock Award, Gross		29,500
Stock Issued During Period, Shares, Acquisitions		88,500
Equity Method Investment, Ownership Percentage	92.89%	92.89%	94.25%
Share Based Compensation		$ 2,035	$ 1,955	$ 1,349
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		880,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		122,730
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		920,910	310,000	673,408
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 4.17	$ 4.30	$ 3.79
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 5,739	$ 2,304	$ 10,294
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,000,000	4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,167,261	3,167,261
2011 Plan [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					4,000,000